Intangible assets - Schedule of Changes in Intangible Assets and goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2012
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,358,038	R$ 1,170,268
Acquisitions, intangible assets		185,597
Transfers	(58)
Transfers(c)		2,173
Intangible assets and goodwill at end of period	1,426,523	1,358,038
Acquisitions, Total	68,543
IntelAzul S.A. (*)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill				R$ 753,502
Azul Conecta Ltda. (Conecta)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			R$ 147,915
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,776,013	1,486,478
Acquisitions, intangible assets		287,362
Transfers	(58)
Transfers(c)		2,173
Intangible assets and goodwill at end of period	1,974,480	1,776,013
Acquisitions, Total	198,525
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	901,417	810,948
Acquisitions, goodwill	0	134,820
Transfers	0
Transfers(c)		44,351
Intangible assets and goodwill at end of period	901,417	901,417
Cost | Slots
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	126,547	82,196
Acquisitions, goodwill	0
Acquisitions, intangible assets		0
Transfers	0
Transfers(c)		44,351
Intangible assets and goodwill at end of period	126,547	126,547
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	748,049	593,334
Acquisitions, intangible assets	198,525	152,542
Transfers	(58)
Transfers(c)		2,173
Intangible assets and goodwill at end of period	946,516	748,049
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(417,975)	(316,210)
Acquisitions, intangible assets	(129,982)	(101,765)
Transfers	0
Transfers(c)		0
Intangible assets and goodwill at end of period	(547,957)	(417,975)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(417,975)	(316,210)
Acquisitions, intangible assets	(129,982)	(101,765)
Transfers	0
Transfers(c)		0
Intangible assets and goodwill at end of period	R$ (547,957)	R$ (417,975)
Amortization | Software | Weighted rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	17.00%	17.00%